Restructuring - Net Restructuring Expense by Type (Detail) - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Net Restructuring Expense by Type
Restructuring, Staff related		€ 127	€ 50	€ 201	€ 34
of which [Abstract]
Termination Payments		106	42	180	23
Retention Acceleration		20	8	20	11
Social Security		1	0	1	0
Restructuring, Non Staff related	[1]	(4)	0	(4)	(1)
Total Net Restructuring Charges		€ 123	€ 50	€ 197	€ 33

[1]	Contract costs, mainly related to real estate and technology.